CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 42,078,988	$ 54,295,577
Restricted cash	179,395,642	194,195,634
Accounts receivable, net of allowance for doubtful accounts of $64,940,205 and $59,049,747 in 2013 and 2014, respectively	$ 60,321,806	81,405,181
Notes receivable		741,025
Advance to suppliers	$ 5,882,359	7,193,667
Amounts due from related parties	88,047,478	83,986,853
Inventories	52,883,224	44,657,654
Project assets	8,221,927	10,154,775
Deferred tax assets	2,075,802	1,922,242
VAT receivable	8,646,992	11,222,644
Prepaid expense and other current assets	10,662,715	10,274,408
Total current assets	458,216,933	500,049,660
Property, plant and equipment, net	226,799,680	223,624,186
Prepaid land use rights	23,375,126	27,884,740
Deferred tax assets	7,491,580	7,490,636
Other long-term assets	5,008,550	5,603,724
TOTAL ASSETS	720,891,869	764,652,946
Current liabilities:
Short-term bank borrowings	356,793,246	304,827,038
Current portion of long-term debt	20,412,210	35,427,888
Accounts payable	90,162,387	97,029,603
Notes payable	13,280,834	39,899,624
Amounts due to related parties	9,120,781	11,797,519
Accrued payroll and welfare	2,460,743	3,300,135
Advance from customers	4,622,795	5,377,783
Accrued expenses and other current liabilities	$ 11,230,670	11,462,484
Deferred tax liability		6,133
Income tax payable	$ 3,445,049	3,368,274
Total current liabilities	511,528,715	512,496,481
Long-term debt	272,348,001	265,975,939
Deferred tax liability	262,926	444,909
Accrued warranty cost	22,417,835	20,129,274
Other liabilities	14,825,487	9,992,788
Total liabilities	$ 821,382,964	$ 809,039,391
Commitments and contingencies (Note 16)
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 240,701,253 shares issued and outstanding as of December 31, 2013 and December 31, 2014)	$ 24,070	$ 24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(321,292,516)	(265,196,150)
Accumulated other comprehensive income	35,908,829	36,070,581
Total (deficit) attributable to China Sunergy Co., Ltd.	(99,989,916)	(43,731,798)
Noncontrolling interest	(501,179)	(654,647)
Total (deficit)	(100,491,095)	(44,386,445)
TOTAL LIABILITIES AND EQUITY	$ 720,891,869	$ 764,652,946